Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2026
Supplementary Cash Flow Information

16. Supplementary Cash Flow Information

	For the nine months ended September 30, 2026	For the nine months ended September 30, 2025
Net change in non-cash working capital items
Inventory	$(3,241)	$(4,512)
Prepaid expenses and other assets	(664)	(1,082)
Taxes recoverable	(761)	(940)
Taxes payable	358	2,353
Accounts payable and accrued liabilities	(3,224)	2,351
Amounts receivable	7,898	(1,452)
Amounts due to related parties	(16)	(192)
	$350	$(3,474)
Other supplementary information
Interest paid	$387	$240
Taxes paid	16,364	5,133
	$16,751	$5,373
Non-cash investing and financing activities
Transfer of share-based payments reserve upon vesting of RSUs	$1,347	$1,008
Transfer of share-based payments reserve upon exercise of stock options	4,815	3,165
Equipment acquired under finance leases and equipment loans	4,843	3,915
	$11,005	$8,088